COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about flow-through share premium liability [Table Text Block]
	Year ended	Year ended
	December 31, 2017	December 31, 2016

Balance, beginning of the year	$179,212	$-
Liability incurred on flow-through shares issued	130,000	393,464
Settlement of flow-through share liability on expenditure made	(199,961)	(214,252)
Balance, end of the year	$109,251	$179,212

Disclosure of leases [Table Text Block]
2018	$360,975
2019	$325,294
2020	$199,466